Document and Entity Information	May 27, 2026
Cover [Abstract]
Entity Registrant Name	Science Applications International Corp
Amendment Flag	false
Entity Central Index Key	0001571123
Document Type	8-K
Document Period End Date	May 27, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-35832
Entity Tax Identification Number	46-1932921
Entity Address, Address Line One	12010 Sunset Hills Road
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	(703)
Local Phone Number	676-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	SAIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false